Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	18 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Kingsbarn Dividend Opportunity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kingsbarn Dividend Opportunity ETF
Average Annual Return, Percent		(7.39%)	6.56%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent		12.10%	21.71%
MVIS US Mortgage REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS US Mortgage REITs Index
Average Annual Return, Percent		8.33%	11.06%
MVIS US Business Development Companies Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS US Business Development Companies Index
Average Annual Return, Percent		2.67%	11.45%